TYPE      13F-NT
PERIOD    09/30/2009
FILER
      CIK     0000872087
      CCC     5wsx*pwm
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME     JOHN WILKENS,
      PHONE     2123722517
NOTIFY-INTERNET     jwilkens@markasset.com
DOCUMENT
                     13F-NT
                  UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washingtin, D.C. 20549
                     FORM 13F
                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [   ];  is a new restatement.
                        [   ]   adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:     Mark International Partners, L.P.
Address:  667 Madison Avenue
          9th Floor
          New York, NY  10021

13F File Number:  28-2821

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:     Morris Mark
Company:  Mark International (Bermuda), LTD.
Title:    President
          As General Partner of Mark International Partners, L.P.
Phone:    2123722500
Signature,      Place,     and Date of Signing

Morris Mark     New York, NY   November 12, 2009

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.
[ X ]    13F NOTICE.
[   ]    13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

Morris Mark  13F File No. 28-2406

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  0